STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2010
Stockholders' Equity Note [Abstract]
Reserved Treasury Stock

Reserved Treasury Stock at December 31
Shares in millions	2010	2009	2008
Stock option and deferred stock plans	5.1	12.2	57.0